As filed with the Securities and Exchange Commission on June 9, 2010

File No. 333-163983

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.                              [ ]

Post-Effective Amendment No.  1                          [X]

Templeton Funds

(Exact Name of Registrant as Specified in Charter)

(954) 527-7500

(Registrant's Area Code and Telephone Number)

500 East Broward Blvd., Fort Lauderdale, FL  33394

(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca  94403-1906

(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA  19103-7098

Title of the securities being registered:  Class A, Class B, and Advisor Class Shares of common stock, par value $1.00 per share, of Templeton World Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and B of this Amendment are incorporate by reference to the electronic filing made on February 2, 2010, under Accession No. 0000225930-10-000009.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware statutory trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits  The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(a) and 14(a):

(1) Copies of the charter of the Registrant as now in effect;

(a)  Agreement and Declaration of Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)  Certificate of Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(c)  Certificate of Amendment dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(d)  Certificate of Amendment dated December 5, 2006 to Agreement and Declaration of Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(e)   Certificate of Amendment of Certification of Trust dated October 21, 2008 (Previously filed with Post-Effective Amendment No. 45 to Registration Statement on Form N-1A on January 7, 2009)

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)   By-Laws of Templeton Funds Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)   Certificate of Amendment dated December 5, 2006 of By-Laws of dated October 18, 2006 (Previously filed with Post-Effective Amendment No. No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)  Agreement and Plan of Reorganization between the Registrant on behalf of Templeton World Fund, and Franklin Templeton International Trust on behalf of Templeton Global Long-Short Fund dated April 27, 2010

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

Not Applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)  Investment Management Agreement between the Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)  Investment Management Agreement between the Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)  Distribution Agreement between the Registrant on behalf of each series and Franklin Templeton Distributors, Inc., dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)  Form of Selling Agreements between the Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003 (Previously filed with Post-Effective Amendment No. 38 to Registration Statement on Form N-1A on December 2, 2004)

(c)  Amendment dated May 15, 2006 to form of Selling Agreements between Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003 (Previously filed with Post-Effective Amendment No. 42 to Registration Statement on Form N-1A on December 28, 2007)

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)  Restated Custody Agreement between the Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

(b)  Restated Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

(c)  Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

(d)  Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A on October 29, 1998)

(e)  Amendment No. 3 dated May 1, 2001 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

(f)  Assignment of Custody Agreement between the Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(g)  Assignment of Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)  Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton World Fund – Class A and Franklin Templeton Distributors, Inc. dated February 24, 2009 (Previously filed with Post-Effective Amendment No. 46 to Registration Statement on Form N-1A on December 28, 2009)

(b)  Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of each series – Class B and Franklin Templeton Distributors, Inc. dated July 15, 2009 (Previously filed with Post-Effective Amendment No. 46 to Registration Statement on Form N-1A on December 28, 2009)

(c)  Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton World Fund – Class C and Franklin Templeton Distributors, Inc. dated July 15, 2009 (Previously filed with Post-Effective Amendment No. 46 to Registration Statement on Form N-1A on December 28, 2009)

(d)  Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Fund – Class A and Franklin Templeton Distributors, Inc. dated February 24, 2009 (Previously filed with Post-Effective Amendment No. 46 to Registration Statement on Form N-1A on December 28, 2009)

(e)  Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Fund – Class C and Franklin Templeton Distributors, Inc. dated July 15, 2009 (Previously filed with Post-Effective Amendment No. 46 to Registration Statement on Form N-1A on December 28, 2009)

(f)  Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Fund – Class R and Franklin Templeton Distributors, Inc. dated July 15, 2009 (Previously filed with Post-Effective Amendment No. 46 to Registration Statement on Form N-1A on December 28, 2009)

(g)  Multiple Class Plan on behalf of Templeton World Fund dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(h)  Multiple Class Plan on behalf of Templeton Foreign Fund dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)  Opinion and Consent of Counsel dated December 22, 2009 (Previously filed with Form N-14 on December 23, 2009)

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)  Opinion and Consent of Counsel Supporting Tax Matters and Consequence to Shareholders dated April 27, 2010

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)  Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services LLC and The Shareholder Services Group, Inc. dated June 22, 1994 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

(b)     Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

(c) Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

(d)  Sub-Accounting Services Agreement between Registrant, Franklin Templeton Investor Services LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

(e)  Fund Administration Agreement between Registrant on behalf of each series and Franklin Templeton Services, LLC dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(f)  Transfer Agent and Shareholder Services Agreement between Registrant on behalf of each series and Franklin Templeton Investor Services LLC dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)  Consent of Independent Registered Public Accounting Firm (Previously filed with Form N-14 on December 23, 2009)

(15) All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)  Powers of Attorney dated December 1, 2009 (Previously filed with Form N-14 on December 23, 2009)

(17) Any additional exhibits which the Registrant may wish to file.

(a)  Code of Ethics dated May, 2008 (Previously filed with Post-Effective Amendment No. 45 to Registration Statement on Form N-1A on January 7, 2009)

Item 17.    Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the City of San Mateo and the State of California, on the 9th day of June, 2010.

TEMPLETON FUNDS

(Registrant)

By /s/DAVID P. GOSS

David P. Goss,

Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Gary P. Motyl*                            Chief Executive Officer -

Gary P. Motyl                             Investment Management

Dated: June 9, 2010

Laura F. Fergerson*                       Chief Executive Officer –

Laura F. Fergerson                        Finance and Administration

Dated: June 9, 2010

Mark H. Otani*                            Chief Financial Officer and

Mark H. Otani                             Chief Accounting Officer

Dated: June 9, 2010

Harris J. Ashton*                         Trustee

Harris J. Ashton                          Dated: June 9, 2010

Ann Torre Bates*                          Trustee

Ann Torre Bates                           Dated: June 9, 2010

Frank J. Crothers*                        Trustee

Frank J. Crothers                         Dated: June 9, 2010

Edith E. Holiday*                         Trustee

Edith E. Holiday                          Dated: June 9, 2010

Charles B. Johnson*                       Trustee

Charles B. Johnson                                                                              Dated: June 9, 2010

Rupert H. Johnson, Jr.*                   Trustee

Rupert H. Johnson, Jr.                    Dated: June 9, 2010

J. Michael Luttig*                        Trustee

J. Michael Luttig                         Dated: June 9, 2010

David W. Niemiec*                         Trustee

David W. Niemiec                          Dated: June 9, 2010

Frank A. Olson*                           Trustee

Frank A. Olson                            Dated: June 9, 2010

Larry D. Thompson*                        Trustee

Larry D. Thompson                         Dated: June 9, 2010

Constantine D. Tseretopoulos*             Trustee

Constantine D. Tseretopoulos              Dated: June 9, 2010

Robert E. Wade*                           Trustee

Robert E. Wade                            Dated: June 9, 2010

*By /s/DAVID P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Powers of Attorney

previously filed)

TEMPLETON FUNDS

N-14 REGISTRATION STATEMENT

EXHIBIT INDEX

EX-99.(1)(a)	Agreement and Declaration of Trust dated October 18, 2006	*
EX-99.(1)(b)	Certificate of Trust dated October 18, 2006	*
EX-99.(1)(c)	Certificate of Amendment dated October 18, 2006	*
EX-99.(1)(d)	Certificate of Amendment dated December 5, 2006	*
EX-99.(1)(e)	Certificate of Amendment of Certification of Trust dated October 21, 2008	*
EX-99.(2)(a)	By-Laws dated October 18, 2006*	*
EX-99.(2)(b)	Certificate of Amendment dated October 18, 2006	*
EX-99.(4)(a)

Agreement and Plan of Reorganization dated April 27, 2010 between the Registrant on behalf of Templeton World Fund and Franklin Templeton International Trust on behalf of Templeton Global Long-Short Fund

Attached
EX-99.(6)(a)	Investment Management Agreement between the Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited dated January 1, 2008	*
EX-99.(6)(b)	Investment Management Agreement between the Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited dated January 1, 2008	*
EX-99.(7)(a)	Distribution Agreement between the Registration on behalf of each series and Franklin Templeton Distributors, Inc. dated October 17, 2006	*
EX-99.(7)(b)	Form of Selling Agreement between the Registration, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*
EX-99.(7)(c)	Amendment dated May 15, 2006 to Form of Selling Agreement Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*
EX-99.(9)(a)	Restated Custody Agreement between the Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986	*
EX-99.(9)(b)	Restated Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986	*
EX-99.(9)(c)	Amendment dated March 3, 1998 to the Custody Agreement	*
EX-99.(9)(d)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement	*
EX-99.(9)(e)	Amendment No. 3 dated May 1, 1998 to the Custody Agreement	*
EX-99.(9)(f)	Assignment of Custody Agreement between the Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated January 1, 2008	*
EX-99.(9)(g)	Assignment of Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated January 1, 2008	*
EX-99.(10)(a)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton World Fund Class A and Franklin Templeton Distributors, Inc. dated February 24, 2009	*
EX-99.(10)(b)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of each series – Class B and Franklin Templeton Distributors, Inc. dated July 15, 2009	*
EX-99.(10)(c)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton World Fund Class C and Franklin Templeton Distributors, Inc. dated July 15, 2009	*
EX-99.(10)(d)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton Foreign Fund Class A and Franklin Templeton Distributors, Inc. dated February 24, 2009	*
EX-99.(10)(e)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton Foreign Fund Class C and Franklin Templeton Distributors, Inc. dated July 15, 2009	*
EX-99.(10)(f)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton Foreign Fund Class R and Franklin Templeton Distributors, Inc. dated July 15, 2009	*
EX-99.(10)(g)	Multiple Class Plan on behalf of Templeton World Fund dated October 17, 2006	*
EX-99.(10)(h)	Multiple Class Plan on behalf of Templeton Foreign Fund dated October 17, 2006	*
EX-99.(11)(a)	Opinion and Consent of Counsel	*
EX-99.(12)(a)	Opinion and Consent of Counsel Supporting Tax Matters and Consequence to Shareholders dated April 27, 2010	Attached
EX-99.(13)(a)	Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994	*
EX-99.(13)(b)	Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999	*
EX-99.(13)(c)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003	*
EX-99.(13)(d)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc. dated June 22, 1994	*
EX-99.(13)(e)	Fund Administration Agreement between the Registrant on behalf of each series and Franklin Templeton Services, LLC dated October 17, 2006	*
EX-99.(13)(f)	Transfer Agent and Shareholder Service Agreement Registrant on behalf of each series and Franklin Templeton Investor Services, LLC dated January 1, 2008	*
EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	*
EX-99.(16)(a)	Powers of Attorney dated December 1, 2009	*

* Incorporated by reference.